Growth Fund
Investment Objective
The Growth Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Growth Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Growth Fund USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Growth Fund
Management Expenses	1.00%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.50%
Reduction per Expense Limitation Agreement	(0.51%)
Net Expenses (as a percentage of Assets)	0.99%	[1],[2]
[1]	Effective April 30, 2016, Morris Capital Advisors, LLC (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired Fund fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments) to not more than 0.99% through at least May 1, 2017. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund as of the Manor Fund's fiscal year end and does not include the effect of the Expense Limitation Agreement effective April 30, 2016. Expenses in the table above have been reduced to reflect the impact of the Expense Limitation Agreement.

Example

This example is intended to help you compare the cost of investing in shares of the Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Growth Fund | USD ($)	101	424	770	1,747

Portfolio Turnover

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Growth Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Growth Fund was 13.21%.

Principal Investment Strategies

The Growth Fund invests primarily in the common stock of large corporations with an average market capitalization generally over $7.5 billion, when the advisor believes the share are priced attractively relative to the growth potential of company earnings. The Growth Fund generally holds individual investments for three to five years, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Principal Risks

An investor could lose money investing in the Growth Fund. The Growth Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Growth Fund include:

•	the possibility of a general decline in the stock market,
•	the possibility that a shift in economic conditions will adversely impact companies with strong growth rates,
•	or that the Fund manager will be unsuccessful in identifying attractive investments.

In addition to the risks outlined above, the Growth Fund carries the risk that Daniel A. Morris, the portfolio manager and chief compliance officer, will be unable to perform his duties due to death or disability.

In addition to the risks associated with the investment strategy of the Fund, an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, the effect of inflation, and technology sector risk.

Market Risk

In the event of a general market decline, the value of the Fund could decline. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

Interest Rate Risk

If interest rates increase the value of portfolio investments could decline. The potential for fluctuations in bond prices is primarily due to changes in interest rates.

Credit Risk

Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned about the ability of creditors to continue debt service on an ongoing basis. Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity.

Inflation Risk

Inflation is the impact of rising prices over time. It has the effect of reducing the future value of financial assets due to decreased purchasing power. The impact of inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower stock prices.

Technology Sector Risk

The fund may, at times invest a substantial portion of the portfolio in companies in the technology sector. Companies in this sector are subject to the risk of rapidly changing technological developments and highly competitive industry participants. As a result, many companies can have variable earnings and may not pay dividends, leading to higher volatility as investor expectations shift.

Performance Information

The bar chart below shows how the Growth Fund’s investment results vary from year to year. The table below shows how the Growth Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Growth Fund. The Growth Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

Growth Fund Annual Total Return

The Growth Fund’s year-to-date total return through March 31, 2017 was 5.27%. During the period shown in the bar chart above, the lowest return for a calendar quarter for the Growth Fund was -23.67% for the 4th Quarter of 2008, the highest return was 15.25% during the 2nd Quarter of 2009.

Average Annual Total Returns For the Periods ended December 31, 2016
Average Annual Total Returns - Growth Fund	1 Year	5 Years	10 Years
Growth Fund	4.49%	12.56%	6.31%
Growth Fund | After Taxes on Distributions	4.45%	11.82%	5.70%
Growth Fund | After Taxes on Distributions and Sales	2.90%	7.87%	4.36%
S&P 500 Index (Reflects no deduction for fees, expenses, or taxes)	11.96%	14.65%	6.94%

The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks. The Lipper Large-Cap Growth Mutual Fund Index, compiled by Lipper Analytical, Inc., is comprised of other mutual funds managed using similar investment objectives as the Growth Fund. The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.